ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

UTime Limited was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on October 9, 2018. UTime Limited does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, variable interest entity (“VIE”) and the subsidiaries of the VIE. UTime Limited, its subsidiaries, VIE and the subsidiaries of the VIE (together, the “Company”) is primarily engaged in the operation of designing, manufacturing and marketing mobile communication devices and selling a variety of related accessories.

(a) History and Reorganization

The Company commenced its operations in June 2008 through United Time Technology Co., Ltd. (“UTime SZ” or “VIE”), a People’s Republic of China (the “PRC” or “China”) company established by Mr. Minfei Bao (“Mr. Bao”), Mr. Junlin Zhou (“Mr. Zhou”) and Mr. Bo Tang (“Mr. Tang”). As of March 31, 2017, Mr. Bao, Mr. Zhou and Mr. Tang held 52%, 28% and 20% equity interests of UTime SZ, respectively. In February 2018, Mr. Bao acquired 28% and 20% equity interests of UTime SZ from Mr. Zhou and Mr. Tang, respectively, with the total consideration of RMB9.6 million in cash through his private fund. As of the acquisition date, such non-controlling interests amounted to RMB17.2 million and were transferred to equity attributable to UTime Limited, of which RMB1.0 million relating to foreign currency translation was transferred to the accumulated other comprehensive income, and the remaining balance of RMB16.2 million was transferred to additional paid-in capital. After the acquisition, Mr. Bao became the sole shareholder of UTime SZ. Prior to the reorganization, UTime SZ’s equity interests were held by Mr. Bao.

For the purpose of preparing for an initial public offering in the United States (“IPO”), the following transactions were undertaken to reorganize the legal structure (the “Reorganization”) of the Company. In October 2018, UTime Limited was incorporated in the Cayman Islands. In November and December 2018, UTime International Limited (“UTime HK”) was incorporated in Hong Kong, and Shenzhen UTime Technology Consulting Co., Ltd. (“UTime WFOE”) was incorporated in China.

In March 2019, UTime WFOE entered into a series of contractual agreements with the VIE and Mr. Bao, which were further amended and restated in August and September 2019, respectively, and were entered into among UTime WFOE, VIE, Mr. Bao and Mr. Min He (“Mr. He”). Pursuant to these agreements as detailed in note 1(b), the Company believes that these contractual arrangements would enable the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIE and its subsidiaries, and (2) receive the economic benefits of the VIE and its subsidiaries that could be significant to the VIE and its subsidiaries. Accordingly, the Company is considered the primary beneficiary of the VIE and is able to consolidate the VIE and its subsidiaries.

Do Mobile India Private Ltd. (“Do Mobile”) was incorporated on October 24, 2016 in New Delhi, India. It is an operating entity that sells cell phone products and provides after-sale services for the Company’s own in-house brand products in India. Prior to the reorganization, the majority of Do Mobile’s equity interests were held by Mr. Bao through an entrustment agreement with Mr. Wukai Song through a holding company, Bridgetime Limited (“Bridgetime”). Bridgetime was incorporated on September 5, 2016 in the British Virgin Islands (“BVI”) under the laws of BVI, with Mr. Wukai Song owning 70% through an entrustment agreement between him and Mr. Bao, and Mr. Yunchuan Li owning a 30% equity interest.

On March 5, 2018, Bridgetime issued 100,000 shares to Mr. Wukai Song, changing shareholders’ structure to Mr. Wukai Song owning 90% equity interest, which are controlled by Mr. Bao through an entrustment agreement between Mr. Bao and Mr. Wukai Song, and Mr. Yunchuan Li owning 10% of equity interest. On December 5, 2018, Bridgetime approved board resolutions that appointed and registered Mr. Yihuang Chen as a new director. On March 11, 2019, Bridgetime approved board resolutions that transferred one (1) share of Do Mobile to Mr. Yihuang Chen and made him nominal shareholder of Do Mobile, removed Mr. Yunchuan Li as the director of Bridgetime and the authorized representative of Do Mobile, and appointed Mr. Wukai Song as the authorized representative of Do Mobile. On April 4, 2019, Bridgetime approved board resolutions that forfeited 15,000 shares held by Mr. Yunchuan Li, cancelled those shares accordingly and amended Bridgetime’s memorandum of association changing the authorized shares from 150,000 to 135,000 at a par value of US$1.00 which was accounted as a cancellation of non-controlling interest in the consolidated statements of shareholders’ equity.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

After this, Mr. WuKai Song owned 100% of equity interest of Bridgetime, which interest is controlled by Mr. Bao through an entrustment agreement between Mr. Bao and Mr. Wukai Song. On May 23, 2019, Bridgetime approved board resolutions that transferred 135,000 ordinary shares owning by Mr. Wukai Song to UTime Limited. Since inception, Bridgetime has only made nominal investments into Do Mobile and no substantial business operations have occurred.

On May 20, 2019, the Company approved board resolutions that agreed to transfer 12,000,000 ordinary shares being owned by Mr. Bao to Grandsky Phoenix Limited, a company that was established under the laws of BVI and 100% owned by Mr. Bao.

As all the entities involved in the process of the Reorganization are under common control before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling-of-interest with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

On June 3, 2019, the Company entered into a share subscription agreement with HMercury Capital Limited, a company that was incorporated under the laws of BVI and controlled by Mr. He. HMercury Capital Limited purchased an aggregation of 377,514 ordinary shares. On the same day, the Company approved board resolutions for issuance of 377,514 ordinary shares at par value US$0.0001 to HMercury Capital Limited based on the share subscription agreement. As a result, Grandsky Phoenix Limited and HMercury Capital Limited own 96.95% and 3.05% of equity interest of the Company.

On April 29, 2020, the Company approved board resolutions, which became effective immediately, that agreed to repurchase 7,620,000 and 239,721 ordinary shares, which were subsequently cancelled, at par value (the “Repurchased Shares”) from Grandsky Phoenix Limited and HMercury Capital Limited, respectively, in accordance with their respective share percentages based on the share repurchase agreement that the Company entered into with Grandsky Phoenix Limited and HMercury Capital Limited on April 29, 2020. On August 13, 2020, the Company approved board resolutions and signed capital contribution letter with Grandsky Phoenix Limited and HMercury Capital Limited, respectively. Based on the capital contribution letter, each shareholder opted not to receive the consideration for the Repurchased Shares and made a pure capital contribution in the sum of the purchase price in favor of the Company without the issue of additional shares of the Company. Before and after the repurchase of ordinary shares, Mr. Bao, through Grandsky Phoenix Limited, and Mr. He, through HMercury Capital Limited, owned 96.95% and 3.05% of our issued and outstanding ordinary shares, respectively. The Company considers this repurchase of ordinary shares to be part of the Company’s recapitalization which resulted in 4,517,793 ordinary shares issued and outstanding prior to completion of its IPO. The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to a 0.365-for-1 reverse stock split.

As of March 31, 2026, details of the subsidiaries and VIE of the Company are set out below:

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

(b) VIE Arrangements between the VIE and the Company’s PRC subsidiary

The Company conducts substantial majority of business in the PRC through a series of contractual arrangements with the VIE and its subsidiaries. The VIE and subsidiaries of the VIE hold the requisite licenses and permits necessary to conduct the Company’s business. In addition, the VIE and subsidiaries of the VIE hold the assets necessary to operate the Company’s business and generate substantial majority of the Company’s revenues.

Our contractual arrangements with the VIE and its respective shareholders allow us to (i) determine the most significant economic activities of the VIE; (ii) receive substantially all of the economic benefits of the VIE; and (iii) have an exclusive option to purchase all or part of the equity interest in and/or assets of the VIE when and to the extent permitted by PRC laws. As a result of our direct ownership in UTime WFOE and the contractual arrangements with the VIE, we are regarded as the primary beneficiary of the VIE, and we treat the VIE and its subsidiaries as our consolidated affiliated entities under generally accepted accounting principles in the United States of America (“US GAAP”). We have consolidated the financial results of the VIE and its subsidiaries in our consolidated financial statements in accordance with US GAAP.

The following is a summary of the contractual arrangements by and among UTime WFOE, the VIE and the shareholders of the VIE and their spouses, as applicable.

Exclusive Technical Consultation and Service Agreement. Pursuant to the exclusive technical consultation and service agreement entered into between UTime WFOE and the VIE, dated on March 19, 2019, UTime WFOE has the exclusive right to provide or designate any entity to provide the VIE business support, technical and consulting services. Further, the VIE agrees to pay UTime WFOE (i) the service fees equal to the sum of 100% of the net income of the VIE of that year or such other amount otherwise agreed by UTime WFOE and the VIE; and (ii) service fee otherwise confirmed by UTime WFOE and the VIE for specific technical services and consulting services provided by UTime WFOE in accordance with the VIE’s requirement from time to time. The exclusive consultation and service agreement will continue to be valid unless the written agreement is signed by all parties to terminate it or a mandatory termination is requested in accordance with applicable PRC laws and regulations.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated March 19, 2019 and amended on September 4, 2019 among UTime WFOE, the VIE and the shareholders of the VIE, the shareholders of the VIE agree to pledge their 100% equity interests in the VIE to UTime WFOE to secure the performance of the VIE’s obligations under the existing exclusive call option agreement, power of attorney, exclusive technical consultation and service agreement, business operation agreement and also the equity pledge agreement. If events of default defined therein occur, upon giving written notice to the shareholders, UTime WFOE may exercise the right to enforce the pledge to the extent permitted by PRC laws.

Exclusive Call Option Agreements. Pursuant to the exclusive call option agreement dated March 19, 2019 and amended on September 4, 2019 among UTime WFOE, the VIE and the shareholders of the VIE, each of the shareholders has irrevocably granted UTime WFOE an exclusive option to purchase all or part of its equity interests in the VIE, and the VIE has irrevocably granted UTime WFOE an exclusive option to purchase all or part of its assets. With regard to the equity transfer option, the total transfer price to be paid by UTime WFOE or any other entity or individual designated by UTime WFOE for exercising such option shall be the capital contribution mirrored by the corresponding transferred equity in the registered capital of the VIE. But if the lowest price permitted by the then-effective PRC Law is lower than the above capital contribution, the transfer price shall be the lowest price permitted by the PRC Law. With regard to the asset purchase option, the transfer price to be paid by UTime WFOE or any other entity or individual designated by UTime WFOE for exercising such option shall be the lowest price permitted by the then-effective PRC Law.

Power of Attorney. Pursuant to a series of powers of attorney dated March 19, 2019 and amended on September 4, 2019 issued by each shareholder of the VIE, each shareholder of the VIE irrevocably authorizes UTime WFOE or any natural person duly appointed by UTime WFOE to exercise on the behalf of such shareholders with respect to all matters concerning the shareholding of such shareholders in the VIE, including without limitation, attending shareholders’ meetings of the VIE, exercising all the shareholders’ rights and shareholders’ voting rights, and designating and appointing the legal representative, the chairperson, directors, supervisors, the chief executive officer and any other senior management of the VIE.

Business Operation Agreement. Pursuant to the business operation agreement dated March 19, 2019 and amended on September 4, 2019 among UTime WFOE, the VIE and the shareholders of the VIE, the shareholders of the VIE hereby acknowledge, agree and jointly and severally warrant that without the prior written consent of UTime WFOE or any party designated by UTime WFOE, the VIE shall not engage in any transaction which may have a material or adverse effect on any of its assets, businesses, employees, obligations, rights or operations (except for those occurring in the due course of business or in day-to-day business operations, or those already disclosed to UTime WFOE and with the explicit prior written consent of UTime WFOE). In addition, the VIE and its shareholders hereby jointly agree to accept and strictly implement any proposal made by UTime WFOE from time to time regarding the employment and removal of the VIE’s employees, its day-to-day business management and the financial management system of the VIE.

Spouse Consent Letter. Pursuant to a series of spousal consent letters dated March 19, 2019 and amended on September 4, 2019, executed by the spouses of the shareholders of the VIE, Mr. Bao and Mr. He, the signing spouses confirmed and agreed that the equity interests of the VIE are the own property of their spouses and shall not constitute the community property of the couples. The spouses also irrevocably waived any potential right or interest that may be granted by operation of applicable law in connection with the equity interests of the VIE held by their spouses.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

Risks in relation to VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If we or the VIE are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	imposing fines, confiscating the income from the Company’s PRC subsidiary or the VIE, or imposing other requirements with which we or the VIE may not be able to comply;

●	requiring us to restructure our ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect our ability to consolidate, derive economic interests from, or determine the most significant economic activities of the VIE; or

●	restricting or prohibiting our use of the proceeds of its IPO to finance our business and operations in China.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to determine the most significant economic activities of the VIE and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary or VIE.

Mr. Bao and Mr. He hold 96.95% and 3.05% equity interest in the VIE, respectively. The shareholders of the VIE may have potential conflicts of interest with us. The VIE shareholders may breach, or cause the VIE to breach, or refuse to renew, the existing contractual arrangements we have with them and the VIE, which would have a material and adverse effect on our ability to determine the most significant economic activities of the VIE and receive economic benefits from it. For example, the shareholders may be able to cause our agreements with the VIE to be performed in a manner adverse to us by, among other things, failing to remit payments due under the contractual arrangements to us on a timely basis. We cannot assure you that when conflicts of interest arise the shareholders will act in the best interests of our company or such conflicts will be resolved in our favor. Currently, we do not have any arrangements to address potential conflicts of interest between the shareholders and our company. If we cannot resolve any conflict of interest or dispute between us and the shareholders, we would have to rely on legal proceedings, which could result in disruption of our business and subject us to substantial uncertainty as to the outcome of any such legal proceedings.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

The Company has aggregated the financial information of the VIE and subsidiaries of the VIE in the table below. The aggregate carrying value of assets and liabilities of VIE and its subsidiaries (after elimination of intercompany transactions and balances) in the Company’s consolidated balance sheets as of March 31, 2025 and 2026 are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	517	6,654
Restricted Cash	-	288
Accounts receivable, net	-	3,009
Prepaid expenses and other current assets, net	11,640	51,580
Due from related parties	566	32,887
Inventories	6,351	3,832
Prepaid tax	-	3,054
Total current assets	19,074	101,304
Non-current assets
Property, plant and equipment, net	39,599	34,196
Operating lease right-of-use assets, net	1,714	900
Finance lease right-of-use assets, net	2,246	1,660
Intangible assets, net	205	174
Deferred loss on sale-leaseback	605	435
Total non-current assets	44,369	37,365
Total assets	63,443	138,669

Liabilities
Current liabilities
Accounts payable	138,504	101,099
Short-term borrowings	57,600	57,860
Short Term Portion of long term loan	-	5,400
Current portion of government grants	1,812	1,812
Due to related parties	16,949	26,345
Interest payable to related party	-	146
Lease liabilities	4,085	1,203
Other payables and accrued liabilities	64,604	135,337
Current liabilities related to discontinued operations	1,601	1,726
Total current liabilities	285,155	330,928
Non-current liabilities
Long-term borrowings	6,000	4,980
Government grants	2,530	717
Due to related parties	-	13,150
Lease liability - non-current	1,619	416
Total non-current liabilities	10,149	19,263

Total liabilities	295,304	350,191

The table sets forth the revenue, net loss and cash flows of the VIE and subsidiaries of VIE in the table below.

	Year ended March 31,
	2025	2026
	RMB	RMB
Revenue	250,997	196,385
Net loss	(192,162)	(27,088)
Net cash used in operating activities	(392)	(2,953)
Net cash used in investing activities	-	(44)
Net cash provided by financing activities	6,024	4,640

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(c) Initial Public Offering

On April 8, 2021, the Company completed its IPO on the Nasdaq Capital Market. In the offering, 3,750,000 of the Company’s ordinary shares were issued and sold to the public at a price of US$4.00 per share, for gross proceeds of US$15 million. The Company recorded net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $13.9 million (approximately RMB88.2 million) from the offering.

(d) Asset Acquisitions

On December 17, 2021, the Company, through UTime Trading, acquired a 51% of the controlling equity interest of Gesoper. Subsequently, on January 17, 2022, Gesoper acquired 85% economic equity interest in Firts, which were determined to be variable interest entities of which the Company is considered the primary beneficiary.

(e) Termination of operation in India and Discontinued operation in Mexico

Due to an overall change of the business environment in India and Mexico, during the year ended March 31, 2024, the Company decided to make a strategic change and terminated its operations in India, where in-house brand products were produced, and ceased operations in Mexico. A loss on disposal of net assets related to operations in India was recorded in the consolidated financial statements. The assets, liabilities and expenses of Mexico are disclosed as assets, liabilities and loss from discontinued operations in the consolidated financial statements.

The following table presents the carrying amounts of assets and liabilities for the discontinued operations of Gesoper and Firts in Mexico and Utime India and Do Mobile in India:

	As of March 31,
	2025	2026
	RMB	RMB

Assets classified as discontinued operation	-	-

Liabilities classified as discontinued operation	1,601	1,726

The financial results of these operations are presented as following in the consolidated statement of comprehensive loss.

	Year ended March 31,
	2025	2026
	RMB	RMB

Loss from discontinued operation, net of income taxes	1,596	-
Profit on disposal of discontinued operation	-	-

(f) Strategic Restructuring and Cessation of Subsidiary Operations

On July 16, 2025, the Company completed the industrial and commercial deregistration of Utime HZ, an inactive subsidiary in the People’s Republic of China. Utime HZ’s assets and liabilities represented approximately 0.04% of the Company’s consolidated total assets and total liabilities, respectively. Upon deregistration, the Company recognized a gain on disposal of approximately RMB2.2 million, primarily attributable to the derecognition of net liabilities of the subsidiary. The deregistration did not result in any cash proceeds and therefore did not give rise to investing cash flows in the consolidated statements of cash flows. The transaction did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

On October 10, 2025, the Board of Directors of the Company approved the immediate cessation of operations of the following subsidiaries: Changsha Utime Business Management Co., Ltd., WTO New York Inc., and UT (HK) International Technology Co Limited. The Board determined that such action was in the best interests of the Company due to strategic operation switch and lack of business opportunities. Subsequently, on November 20, 2025 and November 25, 2025, the Company entered into separate share transfer agreements, pursuant to which all of the equity interests in Changsha Utime Business Management Co., Ltd and WTO New York Inc. were sold to Ali Ejaz and Amir Sohail, respectively, at a consideration of US$1.00 per entity, giving effect to the Board’s resolution. On December 5, 2025, the respective confirmations of share transfer for both entities were duly executed. Following the date of such confirmations, these subsidiaries ceased to be consolidated into the Company’s financial statements.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)